Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 12,648	$ 12,675	$ 11,572
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	8,681	8,772	7,919
USA [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	1,770	1,548	1,387
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	898	892	759
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	596	789	840
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	512	480	505
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 191	$ 194	$ 162